UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08081

Name of Fund: BlackRock MuniHoldings Fund, Inc. (MHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniHoldings Fund,
Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ,
08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2009

Date of reporting period: 05/01/2008 – 10/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

Semi-Annual Report

OCTOBER 31, 2008 | (UNAUDITED)

BlackRock MuniHoldings Fund, Inc. (MHD)

BlackRock MuniHoldings Insured Fund, Inc. (MUS)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT

OCTOBER 31, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous period for investors, marked by almost daily headlines of deepening turmoil in financial markets and a darkening economic outlook. The news took an extraordinarily heavy tone late in the period as the credit crisis boiled over and triggered unprecedented failures and consoli-

dation in the financial sector, stoking fears of a market and economic collapse and prompting a series of new government programs designed to contain and combat the fallout.

The Federal Reserve Board (the “Fed”) has taken decisive measures to restore liquidity and stabilize the financial system. Key moves included slashing the target federal funds rate 250 basis points (2.50%) between November 2007 and April 2008 and providing massive cash injections and lending programs. In October, as credit conditions further deteriorated, the central bank cut the key interest rate by 50 basis points on two separate occasions — on October 8 in coordination with five other global central banks, and again during its regularly scheduled meeting on October 29. This left the key short-term rate at just 1.0%, its lowest level since 2004. While the U.S. economy appeared fairly resilient through the second quarter of

2008, the third quarter saw a contraction of 0.5%, and a more significant decline is expected for the fourth quarter. Moreover, on December 1, the

National Bureau of Economic Research confirmed that the U.S. had entered a recession in December 2007.

Against this backdrop, U.S. equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Losses were significant and broad-based, though small-cap stocks fared moderately better than their larger counterparts. Non-U.S. markets decelerated at a considerably faster pace than domestic equities — a stark reversal of recent years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury issues also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) and outperformed other fixed income assets as investors continued their flight to higher quality and more liquid securities. Tax-exempt issues generally underperformed, as problems among municipal bond insurers and the collapse in the market for auction rate securities afflicted the group throughout the course of the past year. At the same time, the above mentioned economic headwinds and malfunctioning credit markets plagued the high yield sector, with the third quarter of 2008 marking one of the worst periods in history for the asset class.

Facing unprecedented volatility and macro pressures, the major benchmark indexes generally recorded losses for the six- and 12-month reporting periods:

Total Returns as of October 31, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(29.28)%	(36.10)%
Small cap U.S. equities (Russell 2000 Index)	(24.39)	(34.16)
International equities (MSCI Europe, Australasia, Far East Index)	(41.21)	(46.62)
Fixed income (Barclays Capital U.S. Aggregate Index*)	(3.63)	0.30
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(4.70)	(3.30)
High yield bonds
(Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index*)	(24.86)	(25.41)
*Formerly a Lehman Brothers Index.
Past performance is no guarantee of future results. Index performance shown is for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting

BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of October 31, 2008 BlackRock MuniHoldings Fund, Inc.

Investment Objective

BlackRock MuniHoldings Fund, Inc. (MHD) (the “Fund”) seeks to provide shareholders with current income exempt from federal income taxes by investing primarily in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal income taxes.

Performance

For the six months ended October 31, 2008, the Fund returned (24.99)%, based on market price and (15.97)% based on net asset value (“NAV”). For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of (16.98)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between perform-
ance based on price and performance based on NAV. The Fund’s relative performance benefited from a high-quality bias as credit spreads widened;
an emphasis on pre-refunded securities, which outperformed in the steepening yield curve environment; and a competitive dividend yield. With credit spreads at historically cheap levels, Fund management expects to increase exposure to the lower end of the credit spectrum in order to maintain an above-average yield among the Fund’s Lipper peers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange							MHD
Initial Offering Date						May 2, 1997
Yield on Closing Market Price as of October 31, 2008 ($10.73)[1]						7.94%
Tax Equivalent Yield[2]						12.22%
Current Monthly Distribution per share of Common Stock[3]						$0.071
Current Annualized Distribution per share of Common Stock[3]						$0.852
Leverage as of October 31, 2008[4]							41%
[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past per-
formance does not guarantee future results.
[2] Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3] The distribution is not constant and is subject to change.
4 As a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to Auction Market Preferred
Shares (“Preferred Shares”) and Tender Option Bond Trusts (“TOBs”)) minus the sum of accrued liabilities.
The table below summarizes the changes in the Fund’s market price and net asset value per share:
		10/31/08		4/30/08	Change	High	Low
Market Price			$10.73	$14.77	(27.35)%	$15.20	$ 7.53
Net Asset Value			$12.37	$15.20	(18.62)%	$15.36	$11.60

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition			Credit Quality Allocations[5]
Sector	10/31/08	4/30/08	Credit Rating			10/31/08	4/30/08
Hospital	21%	21%	AAA/Aaa			38%	40%
Industrial & Pollution Control	14	15	AA/Aa			18	12
City, County & State	14	16	A/A			16	18
Education	11	9	BBB/Baa			11	8
Sales Tax	10	12	BB/Ba			1	2
Transportation	10	7	B/B			2	1
Housing	8	8	CCC/Caa			1	2
Power	6	6	Not Rated[6]			13	17
Tobacco	5	5		[5] Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s
Water & Sewer	1	1		Investors Service (“Moody’s”) ratings.
				[6] The investment advisor has deemed certain of these non-rated
				securities to be of investment grade quality. As of October 31,
				2008 and April 30, 2008, the market value of these securities
				was $6,027,960, representing 2% and $10,735,995 represent-
				ing 6% respectively, of the Fund’s long-term investments.

4 SEMI-ANNUAL REPORT OCTOBER 31, 2008

Fund Summary as of October 31, 2008 BlackRock MuniHoldings Insured Fund, Inc.

Investment Objective

BlackRock MuniHoldings Insured Fund, Inc. (MUS) (the “Fund”) seeks to provide shareholders with current income exempt from federal income taxes by investing primarily in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal income taxes. Under normal circumstances, the Fund invests at least 80% of its total assets in municipal bonds that are covered by insurance.

Performance

For the six months ended October 31, 2008, the Fund returned (21.75)%, based on market price and (15.04)% based on NAV. For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of (13.73)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund was significantly overweight in pre-refunded bonds within the one- to five-year maturity range, which enhanced its performance as the yield curve steepened and short and intermediate maturities outperformed the rest of the market. Conversely, pressure on municipal insurers, exposure to AMT bonds and the Fund’s overexposure to hospital bonds and single-family bonds hindered performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange						MUS
Initial Offering Date					May 1, 1998
Yield on Closing Market Price as of October 31, 2008 ($9.12)[1]					6.38%
Tax Equivalent Yield[2]					9.82%
Current Monthly Distribution per share of Common Stock[3]					$0.0485
Current Annualized Distribution per share of Common Stock[3]					$0.5820
Leverage as of October 31, 2008[4]						47%

[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
[2] Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3] The distribution is not constant and is subject to change.
4 As a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to Preferred Shares and
TOBs) minus the sum of accrued liabilities.
The table below summarizes the changes in the Fund’s market price and net asset value per share:

		10/31/08	4/30/08	Change	High	Low
Market Price		$ 9.12	$11.97	(23.81)%	$12.23	$7.11
Net Asset Value		$11.01	$13.31	(17.28)%	$13.51	$9.70

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition			Credit Quality Allocations[5]
Sector	10/31/08	4/30/08	Credit Rating		10/31/08	4/30/08
Transportation	17%	17%	AAA/Aaa		50%	83%
Lease Revenue	14	12	AA/Aa		43	8
Education	12	9	A/A		4	8
Sales Tax	12	13	BBB/Baa		3	1
Hospital	11	9		[5] Using the higher of S&P’s or Moody’s ratings.
City, County & State	10	16
Housing	8	9
Power	7	7
Industrial & Pollution Control	4	4
Water & Sewer	4	3
Resource Recovery	1	1

SEMI-ANNUAL REPORT OCTOBER 31, 2008 5

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, each Fund issues Preferred Shares, which pay dividends at prevailing short-term interest rates, and invests the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio invest-
ments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s Common Shareholders will benefit from the incremental yield.

To illustrate these concepts, assume a Fund’s Common Shares capitaliza-
tion is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3%
and long-term interest rates are 6%, the yield curve has a strongly posi-
tive slope. The Fund pays dividends on the $50 million of Preferred
Shares based on the lower short-term interest rates. At the same time, the Fund’s total portfolio of $150 million earns the income based on long-term interest rates. Conversely, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. Each Fund pays dividends on the higher short-term interest rates whereas each Fund’s total portfolio earns income based on lower long-
term interest rates.

In this case, the dividends paid to Preferred Shareholders are signifi-
cantly lower than the income earned on the Fund’s long-term invest-
ments, and therefore the Common Shareholders are the beneficiaries of the incremental yield. However, if short-term interest rates rise, narrow-
ing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Shares will be reduced or eliminated completely.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Fund’s Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influ-
ence the Fund’s NAV positively or negatively in addition to the impact on
Fund performance from leverage from Preferred Shares discussed above.

The Funds may also, from time to time, leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates similar to those associated with Preferred
Shares issued by the Funds, as described above. Additionally, fluctua-
tions in the market value of municipal securities deposited into the TOB trust may adversely affect the Funds’ NAVs per share.

The use of leverage may enhance opportunities for increased returns to the Funds and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securi-
ties purchased is not sufficient to cover the cost of leverage, the Funds’
net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. The Funds may be required to sell portfolio securities at inop-
portune times or below fair market values in order to comply with regula-
tory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Funds to incur loss-
es. The use of leverage may limit the Funds’ ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate pre-
ferred shares issued by the Funds. The Funds will incur expenses in con-
nection with the use of leverage, all of which are borne by the holders of the Common Shares and may reduce returns on the Common Shares.

Under the Investment Company Act of 1940, the Funds are permitted to issue Preferred Shares in an amount of up to 50% of their total man-
aged assets at the time of issuance. Under normal circumstances, each
Fund anticipates that the total economic leverage from Preferred Shares and TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of October 31, 2008, the Funds had eco-
nomic leverage from Preferred Shares and TOBs as a percentage of their total managed assets as follows:

Percent of
Leverage
BlackRock MuniHoldings Fund, Inc	41%
BlackRock MuniHoldings Insured Fund, Inc	47%

Derivative Instruments

The Funds may invest in various derivative instruments, including swap agreements and other instruments specified in the Notes to Financial
Statements, which constitute additional forms of economic leverage.
Such instruments are used to obtain exposure to a market without own-
ing or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the trans-
action and illiquidity of the derivative instrument. The Funds’ ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Funds to sell or pur-
chase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Funds can realize on an investment or may cause the Funds to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

6 SEMI-ANNUAL REPORT

OCTOBER 31, 2008

Schedule of Investments October 31, 2008 (Unaudited)				BlackRock MuniHoldings Fund, Inc. (MHD)
				(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Alabama — 3.3%			California (concluded)
Camden, Alabama, IDB, Exempt Facilities Revenue			Sacramento County, California, Airport System
Bonds (Weyerhaeuser Company), Series A,			Revenue Bonds, AMT, Senior Series B, 5.25%,
6.125%, 12/01/13 (a)	$ 1,750	$1,945,807	7/01/39 (f)	$ 2,115	$ 1,602,218
Jefferson County, Alabama, Limited Obligation			San Jose, California, Airport Revenue Refunding
School Warrants, Series A, 5%, 1/01/24	4,550	3,802,480	Bonds, AMT, Series A, 5.50%, 3/01/32 (g)	5,210	4,250,631

		5,748,287			30,520,150
Arizona — 5.8%			Colorado — 3.6%
Maricopa County, Arizona, IDA, Education Revenue			Colorado Health Facilities Authority, Revenue Refunding
Bonds (Arizona Charter Schools Project 1), Series A:			Bonds (Poudre Valley Health Care) (f):
6.50%, 7/01/12	500	445,550	5.20%, 3/01/31	500	466,805
6.75%, 7/01/29	2,200	1,699,104	Series B, 5.25%, 3/01/36	1,000	913,490
Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding			Series C, 5.25%, 3/01/40	1,750	1,565,410
Bonds (America West Airlines Inc. Project), AMT,			Elk Valley, Colorado, Public Improvement Revenue
6.30%, 4/01/23	2,215	1,418,575	Bonds (Public Improvement Fee), Series A,
Pinal County, Arizona, COP, 5%, 12/01/29	1,000	846,310	7.35%, 9/01/31	2,645	2,279,144
Salt Verde Financial Corporation, Arizona, Senior Gas			Plaza Metropolitan District Number 1, Colorado,
Revenue Bonds:			Tax Allocation Revenue Bonds (Public Improvement
5%, 12/01/32	3,505	2,186,279	Fees), 8.125%, 12/01/25	1,000	873,420
5%, 12/01/37	4,905	2,952,859			6,098,269
Show Low, Arizona, Improvement District Number 5,
Special Assessment Bonds, 6.375%, 1/01/15	415	399,732	Connecticut — 2.6%
			Connecticut State Development Authority, Airport
		9,948,409	Facility Revenue Bonds (Learjet Inc. Project), AMT,
California — 17.7%			7.95%, 4/01/26	2,165	1,950,946
Agua Caliente Band of Cahuilla Indians, California,			Connecticut State Development Authority, IDR
Casino Revenue Bonds, 5.60%, 7/01/13	875	808,404	(AFCO Cargo BDL – LLC Project), AMT, 8%, 4/01/30	2,735	2,513,109
California Pollution Control Financing Authority, PCR,					4,464,055
Refunding (Pacific Gas & Electric), AMT, Series A,
5.35%, 12/01/16 (b)	6,810	6,424,009	Florida — 8.7%
California State, GO, Refunding, 5%, 6/01/32	2,455	2,209,991	Greater Orlando Aviation Authority, Florida, Airport
California State Public Works Board, Lease Revenue			Facilities Revenue Bonds (JetBlue Airways Corp.),
Bonds (Department of Corrections), Series C,			AMT, 6.50%, 11/15/36	2,095	1,240,156
5.25%, 6/01/28	6,550	6,095,037	Hillsborough County, Florida, IDA, Hospital Revenue
California Statewide Communities Development Authority,			Bonds (H. Lee Moffitt Cancer Center Project), Series A,
Health Facility Revenue Bonds (Memorial Health			5.25%, 7/01/37	3,190	2,310,900
Services), Series A, 6%, 10/01/23	3,870	3,755,990	Miami-Dade County, Florida, Aviation Revenue
East Side Union High School District, California,			Refunding Bonds (Miami International Airport), AMT,
Santa Clara County, GO (Election of 2002), Series D,			Series A, 5.25%, 10/01/38 (h)	1,795	1,365,546
5%, 8/01/21 (c)	2,000	1,962,900	Miami-Dade County, Florida, Special Obligation Revenue
Golden State Tobacco Securitization Corporation of			Bonds, Sub-Series A, 5.24%, 10/01/37 (b)(e)	2,340	330,829
California, Tobacco Settlement Revenue Bonds,			Midtown Miami, Florida, Community Development
Series A-3, 7.875%, 6/01/13 (a)	1,165	1,366,394	District, Special Assessment Revenue Bonds:
Montebello, California, Unified School District,			Series A, 6.25%, 5/01/37	2,250	1,672,335
GO (b)(d)(e):			Series B, 6.50%, 5/01/37	2,530	1,946,708
5.61%, 8/01/22	2,405	1,048,484	Orange County, Florida, Health Facilities Authority, Hospital
5.61%, 8/01/23	2,455	996,092	Revenue Bonds (Orlando Regional Healthcare),
			6%, 12/01/12 (a)	3,225	3,553,305

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the	AMT	Alternative Minimum Tax (subject to)	IDB	Industrial Development Board
Schedule of Investments, we have abbreviated the	COP	Certificates of Participation	IDR	Industrial Development Revenue Bonds
names and descriptions of many of the securities	EDA	Economic Development Authority	M/F	Multi-Family
according to the list on the right.	GO	General Obligation Bonds	PCR	Pollution Control Revenue Bonds
	HDA	Housing Development Authority	S/F	Single-Family
	HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes
	IDA	Industrial Development Authority

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2008

7

Schedule of Investments (continued)			BlackRock MuniHoldings Fund, Inc. (MHD)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Florida (concluded)			Maryland (concluded)
Orlando, Florida, Urban Community Development			Baltimore, Maryland, Convention Center Hotel Revenue
District, Capital Improvement Special Assessment			Bonds, Senior Series A, 5.25%, 9/01/39 (c)(l)	$ 5,725	$ 5,313,372
Bonds, Series A, 6.95%, 5/01/11 (a)	$ 800	$ 872,200	Maryland State Economic Development Corporation,
Palm Coast Park Community Development District,			Student Housing Revenue Bonds (University of
Florida, Special Assessment Revenue Bonds,			Maryland College Park Project), 6%, 6/01/13 (a)	760	847,970
5.70%, 5/01/37	710	473,442	Maryland State Energy Financing Administration, Limited
Preserve at Wilderness Lake, Florida, Community			Obligation Revenue Bonds (Cogeneration – AES
Development District, Capital Improvement Bonds,			Warrior Run), AMT, 7.40%, 9/01/19	2,750	2,346,822
Series A, 5.90%, 5/01/34	1,580	1,160,968			10,467,924
		14,926,389	Massachusetts — 1.2%
Georgia — 3.6%			Massachusetts State, HFA, Housing Revenue Bonds,
Atlanta, Georgia, Tax Allocation Refunding Bonds			AMT, Series A, 5.25%, 12/01/48	2,900	2,145,884
(Atlantic Station Project) (h):			Michigan — 2.1%
5.25%, 12/01/20	1,000	993,950	Flint, Michigan, Hospital Building Authority, Revenue
5.25%, 12/01/21	2,000	1,967,600	Refunding Bonds (Hurley Medical Center), Series A,
5.25%, 12/01/22	1,000	975,860	6%, 7/01/20 (m)	1,400	1,124,438
Main Street Natural Gas, Inc., Georgia, Gas Project			Michigan State Strategic Fund, Limited Obligation
Revenue Bonds, Series A, 6.375%, 7/15/38 (i)(j)	1,185	183,675	Revenue Refunding Bonds (Detroit Edison
Private Colleges and Universities Authority, Georgia,			Company Pollution Control Project), AMT,
Revenue Refunding Bonds (Emory University Project),			Series B, 5.65%, 9/01/29	3,000	2,541,720
Series C, 5%, 9/01/38	2,260	2,098,207
					3,666,158
		6,219,292
			Minnesota — 2.2%
Illinois — 3.3%			Minneapolis, Minnesota, Community Development
Chicago, Illinois, Special Assessment Bonds (Lake			Agency, Supported Development Revenue Refunding
Shore East), 6.75%, 12/01/32	1,200	1,009,572	Bonds, Series G-3, 5.45%, 12/01/11 (a)	3,500	3,739,680
Illinois HDA, Homeowner Mortgage Revenue Bonds,
AMT, Sub-Series C-2, 5.35%, 2/01/27	4,000	3,387,240	Mississippi — 2.3%
Illinois State Finance Authority Revenue Bonds:			Mississippi Business Finance Corporation, Mississippi,
(Landing At Plymouth Place Project), Series A, 6%,			PCR, Refunding (System Energy Resources Inc.
5/15/25	700	524,440	Project), 5.90%, 5/01/22	2,500	2,018,250
(Monarch Landing, Inc. Project), Series A, 7%,			Mississippi Development Bank, Special Obligation
12/01/37	1,010	780,296	Revenue Refunding Bonds (Gulfport Water and Sewer
			System Project) (f):
		5,701,548	5.25%, 7/01/17	1,000	1,056,950
Kentucky — 1.1%			5.25%, 7/01/19	810	836,698
Louisville and Jefferson Counties, Kentucky,					3,911,898
Metropolitan Sewer District, Sewer and Drain System
Revenue Bonds, Series A, 5.50%, 5/15/34 (b)	2,000	1,933,440	Missouri — 0.4%
			Missouri State Development Finance Board,
Louisiana — 6.2%			Infrastructure Facilities Revenue Refunding Bonds
Louisiana Local Government Environmental Facilities			(Branson), Series A, 5.50%, 12/01/32	1,000	746,570
and Community Development Authority Revenue Bonds
(Westlake Chemical Corporation), 6.75%, 11/01/32	3,500	2,649,150	New Jersey — 9.4%
Louisiana Public Facilities Authority, Hospital Revenue			New Jersey EDA, Cigarette Tax Revenue Bonds:
Bonds (Franciscan Missionaries of Our Lady Health			5.75%, 6/15/29	5,385	4,179,298
System, Inc.), Series A, 5.25%, 8/15/36	4,115	3,148,181	5.75%, 6/15/34	2,280	1,701,450
Louisiana Public Facilities Authority Revenue Bonds			New Jersey EDA, Retirement Community Revenue
(Black & Gold Facilities Project), Series A, 5%,			Bonds (a):
7/01/39 (k)	3,815	2,932,705	(Cedar Crest Village Inc. Facility), Series A, 7.25%,
New Orleans, Louisiana, Financing Authority Revenue			11/15/11	1,475	1,631,527
Bonds (Xavier University of Louisiana Project),			(Seabrook Village Inc.), Series A, 8.25%, 11/15/10	2,600	2,899,858
5.30%, 6/01/12 (a)(b)	1,750	1,869,157	New Jersey EDA, Special Facility Revenue Bonds
			(Continental Airlines Inc. Project), AMT:
		10,599,193	6.625%, 9/15/12	1,000	820,100
Maryland — 6.1%			6.25%, 9/15/29	2,950	1,660,083
Anne Arundel County, Maryland, Special			New Jersey State Turnpike Authority, Turnpike Revenue
Obligation Revenue Bonds (Arundel Mills Project),			Bonds, Series C, 5%, 1/01/30 (f)	3,500	3,337,145
7.10%, 7/01/09 (a)	1,870	1,959,760			16,229,461

See Notes to Financial Statements. 8 SEMI-ANNUAL REPORT OCTOBER 31, 2008

Schedule of Investments (continued)			BlackRock MuniHoldings Fund, Inc. (MHD)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
New York — 11.8%			South Carolina — 2.0%
Dutchess County, New York, IDA, Civic Facility Revenue			Medical University Hospital Authority, South Carolina,
Refunding Bonds (Saint Francis Hospital),			Hospital Facilities Revenue Refunding Bonds,
Series A, 7.50%, 3/01/29	$ 1,100	$ 1,051,699	Series A, 6.375%, 8/15/12 (a)	$ 3,020	$ 3,362,830
New York City, New York, City IDA, Civic Facility Revenue			South Dakota — 0.8%
Bonds, Series C, 6.80%, 6/01/28	535	503,077	South Dakota State Health and Educational
New York City, New York, City IDA, Special Facility			Facilities Authority Revenue Bonds (Sanford Health),
Revenue Bonds (Continental Airlines Inc. Project), AMT:			5%, 11/01/40	1,825	1,438,958
8%, 11/01/12	725	543,750
8.375%, 11/01/16	725	507,493	Tennessee — 5.1%
New York City, New York, City Transitional Finance			Hardeman County, Tennessee, Correctional Facilities
Authority, Building Aid Revenue Refunding Bonds,			Corporation Revenue Bonds, 7.75%, 8/01/17	3,750	3,477,975
Series S-1, 4.50%, 1/15/38	700	542,983	Shelby County, Tennessee, Health, Educational and
New York City, New York, Sales Tax Asset Receivable			Housing Facility Board, Hospital Revenue Refunding
Corporation Revenue Bonds, Series A,			Bonds (Methodist Healthcare), 6.50%, 9/01/12 (a)	1,845	2,053,540
5%, 10/15/20 (b)	6,615	6,703,178	Tennessee Educational Loan Revenue Bonds
Tobacco Settlement Financing Corporation of New York			(Educational Funding South Inc.), AMT, Senior
Revenue Bonds:			Series B, 6.20%, 12/01/21	3,160	3,168,374
Series A-1, 5.50%, 6/01/18	3,150	3,172,208			8,699,889
Series C-1, 5.50%, 6/01/17	3,500	3,529,960	Texas — 13.4%
Series C-1, 5.50%, 6/01/22	1,400	1,367,240	Brazos River, Texas, Harbor Navigation District, Brazoria
Westchester County, New York, IDA, Continuing Care			County Environmental Revenue Refunding Bonds
Retirement, Mortgage Revenue Bonds (Kendal on			(Dow Chemical Company Project), AMT, Series A-7,
Hudson Project), Series A, 6.50%, 1/01/13 (a)	2,080	2,353,458	6.625%, 5/15/33	3,655	3,001,194
		20,275,046	Houston, Texas, Health Facilities Development
Ohio — 2.1%			Corporation, Retirement Facility Revenue Bonds
American Municipal Power, Inc., Ohio, Revenue			(Buckingham Senior Living Community), Series A,
Refunding Bonds (Prairie State Energy Campus			7.125%, 2/15/14 (a)	1,800	2,032,884
Project), Series A, 5%, 2/15/38	2,455	2,139,287	Lower Colorado River Authority, Texas, PCR (Samsung
Buckeye Tobacco Settlement Financing Authority,			Austin Semiconductor), AMT, 6.375%, 4/01/27	3,000	2,388,180
Ohio, Tobacco Settlement Asset-Backed Bonds,			Matagorda, Texas, Hospital District Revenue Bonds,
Series A-2, 6.50%, 6/01/47	2,160	1,480,982	5%, 2/15/35 (n)	4,500	3,871,035
			North Texas Tollway Authority, System Revenue Refunding
		3,620,269	Bonds, Second Tier, Series F, 6.125%, 1/01/31	4,190	3,859,116
Pennsylvania — 5.8%			San Antonio Energy Acquisition Public Facilities
Bucks County, Pennsylvania, IDA, Retirement			Corporation, Texas, Gas Supply Revenue Bonds:
Community Revenue Bonds (Ann’s Choice Inc.),			5.50%, 8/01/23	2,425	1,797,895
Series A, 6.25%, 1/01/35	1,700	1,215,347	5.50%, 8/01/24	1,100	813,098
Pennsylvania Economic Development Financing Authority,			5.50%, 8/01/25	1,120	823,301
Exempt Facilities Revenue Bonds (National Gypsum			Texas State Department of Housing and Community
Company), AMT, Series B, 6.125%, 11/01/27	3,500	2,121,525	Affairs, Residential Mortgage Revenue Bonds, AMT,
Philadelphia, Pennsylvania, Authority for IDR,			Series A, 5.70%, 1/01/33 (o)(p)	2,115	1,997,110
Commercial Development, 7.75%, 12/01/17	725	686,611	Texas State Department of Housing and Community
Philadelphia, Pennsylvania, Authority for Industrial			Affairs, Residential Mortgage Revenue Refunding
Development, Senior Living Revenue Bonds:			Bonds, AMT, Series B, 5.25%, 7/01/22 (o)(p)	2,565	2,412,767
(Arbor House Inc. Project), Series E, 6.10%, 7/01/33	1,105	878,342			22,996,580
(Saligman House Project), Series C, 6.10%, 7/01/33	1,245	989,626
Sayre, Pennsylvania, Health Care Facilities Authority,			Vermont — 1.3%
Revenue Bonds (Guthrie Healthcare System),			Vermont Educational and Health Buildings Financing
Series B, 7.125%, 12/01/11 (a)	3,500	4,154,745	Agency, Revenue Bonds (Developmental and Mental
			Health), Series A, 6%, 6/15/17	2,370	2,253,680
		10,046,196
			Virginia — 10.1%
Rhode Island — 1.8%			Chesterfield County, Virginia, IDA, PCR (Virginia Electric
Rhode Island State Health and Educational Building			and Power Company), Series A, 5.875%, 6/01/17	1,150	1,159,533
Corporation, Hospital Financing Revenue Bonds			Fairfax County, Virginia, EDA, Resource Recovery Revenue
(Lifespan Obligation Group), 6.50%, 8/15/12 (a)	2,820	3,112,293	Refunding Bonds, AMT, Series A, 6.10%, 2/01/11 (g)	3,000	3,067,200

See Notes to Financial Statements.

SEMI-ANNUAL REPORT OCTOBER 31, 2008 9

Schedule of Investments (continued)			BlackRock MuniHoldings Fund, Inc. (MHD)
			(Percentages shown are based on Net Assets)
	Par		Municipal Bonds Transferred to	Par
Municipal Bonds	(000)	Value	Tender Option Bond Trusts (q)	(000)	Value
Virginia (concluded)			New York — 2.5%
Tobacco Settlement Financing Corporation of			New York City, New York, Sales Tax Asset Receivable
Virginia, Asset-Backed Revenue Bonds,			Corporation Revenue Bonds, Series A,
5.625%, 6/01/15 (a)	$ 3,035	$ 3,316,952	5.25%, 10/15/27 (g)	$ 4,240	$ 4,252,762
Virginia State, HDA, Commonwealth Mortgage			Tennessee — 1.1%
Revenue Bonds, Series H, Sub-Series H-1,			Shelby County, Tennessee, Health, Educational and
5.375%, 7/01/36 (b)	10,940	9,765,263	Housing Facility Board, Hospital Revenue Refunding
		17,308,948	Bonds (Saint Jude Children’s Research Hospital),
Washington — 0.6%			5%, 7/01/31	2,250	1,978,065
Seattle, Washington, Housing Authority Revenue			Texas — 7.2%
Bonds (Replacement Housing Project),			Harris County, Texas, Toll Road Revenue Refunding
6.125%, 12/01/32	1,325	1,064,863	Bonds, Senior Lien, Series A, 5.25%, 8/15/35 (f)	11,760	12,351,646
Wisconsin — 1.2%			Virginia — 3.3%
Wisconsin State Health and Educational Facilities			University of Virginia, Revenue Refunding Bonds,
Authority Revenue Bonds:			5%, 6/01/40	3,750	3,539,925
(New Castle Place Project), Series A, 7%, 12/01/31	825	673,753	Virginia State, HDA, Commonwealth Mortgage
(SynergyHealth Inc.), 6%, 11/15/32	1,755	1,472,217	Revenue Bonds, Series H, Sub-Series H-1,
		2,145,970	5.35%, 7/01/31 (b)	2,370	2,150,348
Puerto Rico — 0.5%					5,690,273
Puerto Rico Industrial, Medical and Environmental			Washington — 1.0%
Pollution Control Facilities Financing Authority, Special			Central Puget Sound Regional Transportation Authority,
Facilities Revenue Bonds (American Airlines Inc.),			Washington, Sales and Use Tax Revenue Bonds,
Series A, 6.45%, 12/01/25	2,060	813,700	Series A, 5%, 11/01/32 (f)	1,860	1,704,111
U.S. Virgin Islands — 1.7%			Total Municipal Bonds Transferred to
Virgin Islands Government Refinery Facilities, Revenue			Tender Option Bond Trusts — 27.0%		46,465,548
Refunding Bonds (Hovensa Coker Project),			Total Long-Term Investments
AMT, 6.50%, 7/01/21	3,460	2,868,132	(Cost — $320,501,327) — 164.8%		283,539,509
Total Municipal Bonds — 137.8%		237,073,961
			Short-Term Securities	Shares
Municipal Bonds Transferred to			Merrill Lynch Institutional Tax-Exempt
Tender Option Bond Trusts (q)			Fund, 1.63% (r)(s)	1,813,829	1,813,829
California — 3.5%			Total Short-Term Securities
Sequoia, California, Unified High School District, GO,			(Cost — $1,813,829) — 1.0%		1,813,829
Refunding, Series B, 5.50%, 7/01/35 (f)	3,494	3,460,261
Tustin, California, Unified School District, Senior Lien			Total Investments (Cost — $322,315,156*) — 165.8%		285,353,338
Special Tax Bonds (Community Facilities District			Other Assets Less Liabilities — 3.0%		5,107,847
Number 97-1), Series A, 5%, 9/01/32 (f)	2,910	2,600,784	Liability for Trust Certificates, Including Interest
			Expense and Fees Payable — (15.4)%		(26,438,312)
		6,061,045	Preferred Shares, at Redemption Value — (53.4)%		(91,959,509)
Colorado — 2.2%
Colorado Health Facilities Authority Revenue Bonds			Net Assets Applicable to Common Shares — 100.0%		$172,063,364
(Catholic Health) (f)
Series C-3, 5.10%, 10/01/41	2,580	2,278,243	* The cost and unrealized appreciation (depreciation) of investments as of
Series C-7, 5%, 9/01/36	1,650	1,460,349	October 31, 2008, as computed for federal income tax purposes, were
		3,738,592	as follows:
Connecticut — 3.5%			Aggregate cost		$295,452,516
Connecticut State Health and Educational Facilities			Gross unrealized appreciation		$ 5,096,971
Authority Revenue Bonds (Yale University)			Gross unrealized depreciation		(41,469,105)
Series T-1, 4.70%, 7/01/29	3,180	2,965,350	Net unrealized depreciation		$ (36,372,134)
Series X-3, 4.85%, 7/01/37	3,270	2,990,350
			(a) U.S. government securities, held in escrow, are used to pay interest on this
		5,955,700	security, as well as to retire the bond in full at the date indicated, typically at
Massachusetts — 2.7%			a premium to par.
Massachusetts State School Building Authority,			(b) MBIA Insured.
Dedicated Sales Tax Revenue Bonds, Series A,
5%, 8/15/30 (f)	4,994	4,733,354	(c) XL Capital Insured.
			(d) FGIC Insured.

See Notes to Financial Statements.

10 SEMI-ANNUAL REPORT OCTOBER 31, 2008

Schedule of Investments (concluded) BlackRock MuniHoldings Fund, Inc. (MHD)

(e) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(f) FSA Insured.
(g) AMBAC Insured.
(h) Assured Guaranty Insured.
(i) Issuer filed for bankruptcy or is in default of interest payments.
(j) Non-income producing security.
(k) CIFG Insured.
(l) BHAC Insured.
(m) ACA Insured.
(n) FHA Insured.
(o) FNMA Collateralized
(p) GNMA Collateralized
(q) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securi-
ties serve as collateral in a financing transaction. See Note 1 of the Notes to
Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(r) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	1,804,858	$ 9,625
(s) Represents the current yield as of report date.

See Notes to Financial Statements.

• Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, estab-
lishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determin-
ing the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical securities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of October 31, 2008 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Level 1	$ 1,813,829
Level 2	283,539,509
Level 3	—
Total	$285,353,338

SEMI-ANNUAL REPORT

OCTOBER 31, 2008

11

Schedule of Investments October 31, 2008 (Unaudited)			BlackRock MuniHoldings Insured Fund, Inc. (MUS)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Alabama — 1.3%			Florida (concluded)
Jefferson County, Alabama, Limited Obligation School			Hillsborough County, Florida, HFA, S/F
Warrants, Series A, 5.50%, 1/01/22	$ 2,170	$ 1,821,303	Mortgage Revenue Bonds, AMT, Series 1,
Arkansas — 4.6%			5.375%, 10/01/49 (k)(l)(m)	$ 2,100	$ 1,782,564
Arkansas State Development Finance Authority,			Hillsborough County, Florida, IDA, Hospital Revenue
M/F Mortgage Revenue Refunding Bonds,			Bonds (H. Lee Moffitt Cancer Center Project),
Series C, 5.35%, 12/01/35 (a)(b)	7,420	6,466,011	Series A, 5.25%, 7/01/37	2,450	1,774,829
			Hillsborough County, Florida, IDA, PCR, Refunding
California — 22.9%			(Tampa Electric Company Project), Series B,
California State Public Works Board, Lease Revenue			5.15%, 9/01/25	700	693,175
Bonds (Department of General Services — Capitol			Jacksonville, Florida, Health Facilities Authority, Hospital
East End Complex), Series A, 5%, 12/01/27 (c)	2,000	1,793,280	Revenue Bonds (Baptist Medical Center Project),
California State, Various Purpose, GO,			5%, 8/15/37 (d)	4,515	3,949,361
5.25%, 12/01/22 (d)	5,955	5,966,434	Jacksonville, Florida, Port Authority Revenue Bonds,
East Side Union High School District, California,			AMT, 6%, 11/01/38 (n)	3,750	3,337,687
Santa Clara County, GO (Election of 2002), Series B,			Lee Memorial Health System, Florida, Hospital Revenue
5%, 8/01/27 (a)(e)	1,800	1,659,744	Bonds, Series A, 5%, 4/01/32 (c)	3,000	2,635,350
Eastern Municipal Water District, California, Water			Miami-Dade County, Florida, Aviation Revenue
and Sewer, COP, Series H, 5%, 7/01/35	1,000	877,310	Refunding Bonds (Miami International Airport), AMT,
Los Angeles County, California, Metropolitan			Series A, 5.50%, 10/01/41 (d)	3,900	3,056,625
Transportation Authority, Sales Tax Revenue Refunding			Miami-Dade County, Florida, School Board, COP,
Bonds, Proposition C, VRDN, Second Senior Series A,			Refunding, Series B (n):
8%, 7/01/20 (a)(f)	3,000	3,000,000	5.25%, 5/01/26	5,000	4,833,400
Modesto, California, Schools Infrastructure Financing			5.25%, 5/01/31	2,400	2,269,848
Agency, Special Tax Bonds, 5.50%, 9/01/36 (c)	2,565	2,257,482	Miami-Dade County, Florida, Special Obligation Revenue
Sacramento County, California, Airport System Revenue			Bonds, Sub-Series A, 5.24%, 10/01/37 (a)(h)	2,225	314,571
Bonds, AMT, Senior Series B, 5.25%, 7/01/39 (d)	3,150	2,386,283	Orlando, Florida, Senior Tourist Development Tax
San Pablo, California, Joint Powers Financing Authority,			Revenue Bonds (6th Cent Contract Payments),
Tax Allocation Revenue Refunding Bonds (a)(h):			Series A, 5.25%, 11/01/38 (n)	2,000	1,812,980
5.66%, 12/01/24	2,635	938,930	Pasco County, Florida, Half-Cent Sales Tax Revenue
5.66%, 12/01/25	2,355	780,518	Bonds, 5.125%, 12/01/28 (c)	3,850	3,398,241
5.66%, 12/01/26	2,355	724,021	Seminole County, Florida, Water and Sewer Revenue
Santa Ana, California, Unified School District,			Bonds, 5%, 10/01/31	3,750	3,438,750
GO, 5%, 8/01/32 (a)	4,265	3,915,057
Stockton, California, Public Financing Revenue					38,760,557
Bonds (Redevelopment Projects), Series A,			Illinois — 5.1%
5.25%, 9/01/31 (i)	2,140	1,766,527	Chicago, Illinois, O’Hare International Airport, General
Vista, California, COP (Community Projects),			Airport Revenue Refunding Bonds, Third Lien (a):
5%, 5/01/37 (a)	3,600	3,025,512	AMT, Series A, 5.75%, 1/01/19	1,875	1,756,800
West Contra Costa, California, Unified School District,			Series A, 5%, 1/01/31	1,000	865,010
GO, Series C, 5%, 8/01/21 (a)(e)	3,480	3,374,417	Illinois State, GO, First Series, 6%, 1/01/18 (e)	4,500	4,622,040
		32,465,515	Lake, Cook, Kane and McHenry Counties, Illinois,
			Community Unit School District Number 220,
Colorado — 8.0%			GO, 5.75%, 12/01/19 (e)	45	46,678
Aurora, Colorado, COP, 5.75%, 12/01/10 (c)(j)	10,620	11,330,903
					7,290,528
District of Columbia — 0.9%
District of Columbia, Deed Tax Revenue Bonds (Housing			Indiana — 6.1%
Production Trust Fund — New Communities Project),			Indiana Municipal Power Agency, Power Supply System
Series A, 5%, 6/01/32 (a)	1,500	1,296,675	Revenue Bonds, Series A (a):
			5%, 1/01/37	4,460	3,720,086
Florida — 27.3%			5%, 1/01/42	6,000	4,866,840
Brevard County, Florida, Health Facilities Authority,
Healthcare Facilities Revenue Bonds (Health First Inc.					8,586,926
Project), 5%, 4/01/34	1,650	1,095,880	Kentucky — 0.4%
Broward County, Florida, HFA, S/F Mortgage			Kentucky Economic Development Financing
Revenue Refunding Bonds, AMT, Series E,			Authority, Louisville Arena Project Revenue Bonds
5.90%, 10/01/39 (k)(l)(m)	1,470	1,364,395	(Louisville Arena Authority, Inc.), Sub-Series A-1,
Broward County, Florida, School Board, COP,			6%, 12/01/38 (n)	650	613,788
Series A, 5.25%, 7/01/33 (d)	3,300	3,002,901

See Notes to Financial Statements. 12 SEMI-ANNUAL REPORT OCTOBER 31, 2008

Schedule of Investments (continued)			BlackRock MuniHoldings Insured Fund, Inc. (MUS)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Louisiana — 3.2%			New York (concluded)
Louisiana Public Facilities Authority Revenue Bonds			New York City, New York, GO, Series E,
(CHRISTUS Health Project), VRDN, Series C,			5%, 11/01/17 (d)	$ 4,000	$ 4,121,760
9.90%, 7/01/47 (a)(f)	$ 3,750	$ 3,750,000	New York City, New York, Sales Tax Asset
Louisiana State Gas and Fuels Tax Revenue Bonds,			Receivable Corporation Revenue Bonds, Series A,
Series A, 5%, 5/01/41 (a)(e)	940	814,651	5.25%, 10/15/27 (c)	4,095	4,107,326
		4,564,651			15,690,203
Massachusetts — 1.6%			Oregon — 1.0%
Massachusetts State, HFA, Housing Development			Portland, Oregon, Urban Renewal and Redevelopment
Revenue Refunding Bonds, AMT, Series A,			Tax Allocation Bonds (Oregon Convention Center),
5.15%, 6/01/11 (a)	315	317,504	Series A, 5.75%, 6/15/15 (c)	1,400	1,432,452
Massachusetts State, HFA, Rental Housing Mortgage			Rhode Island — 5.6%
Revenue Bonds, AMT, Series C, 5.50%, 7/01/32 (d)	2,440	2,007,364	Providence, Rhode Island, Redevelopment Agency
		2,324,868	Revenue Refunding Bonds (Public Safety and
Michigan — 4.2%			Municipal Buildings), Series A, 5.75%, 4/01/10 (c)(j)	5,000	5,289,550
Michigan State Strategic Fund, Limited Obligation			Rhode Island State Health and Educational Building
Revenue Refunding Bonds (Detroit Edison Company			Corporation Revenue Bonds (Rhode Island School
Pollution Control Project), AMT (o):			of Design), Series D, 5.50%, 8/15/31 (o)	2,870	2,581,135
Series A, 5.50%, 6/01/30	2,000	1,639,640			7,870,685
Series B, 5.65%, 9/01/29	1,500	1,338,195	South Carolina — 1.1%
Series C, 5.65%, 9/01/29	3,500	2,975,455	Medical University Hospital Authority, South Carolina,
		5,953,290	Hospital Facilities Revenue Refunding Bonds,
Minnesota — 3.0%			Series A, 5.25%, 2/15/25 (a)(b)	1,525	1,482,590
Sauk Rapids, Minnesota, Independent School District			Tennessee — 2.7%
Number 47, GO, Series A, 5.65%, 2/01/19 (a)	4,015	4,240,763	Tennessee HDA, Revenue Refunding Bonds
Missouri — 1.5%			(Homeownership Program), AMT, Series A (d):
Cape Girardeau, Missouri, School District			5.25%, 7/01/22	2,300	2,017,376
Number 063, GO (Missouri Direct Deposit Program),			5.35%, 1/01/26	2,115	1,803,461
5.50%, 3/01/18 (e)	2,000	2,074,300			3,820,837
Montana — 5.0%			Texas — 16.0%
Mehlville, Montana, School District Number R-9,			Dallas-Fort Worth, Texas, International Airport, Joint
COP, Series A (d):			Revenue Bonds, AMT, Series B, 6%, 11/01/23 (a)	700	636,230
5.50%, 3/01/11 (j)	5,510	5,855,476	Katy, Texas, Independent School District, GO,
5.50%, 3/01/14	360	372,578	Series C, 5%, 2/15/38	4,200	3,861,522
5.50%, 3/01/15	405	419,151	North Texas Tollway Authority, System Revenue
5.50%, 3/01/16	215	222,512	Refunding Bonds (a):
5.50%, 3/01/17	280	289,716	First Tier, 5.75%, 1/01/40	6,710	6,225,471
		7,159,433	First Tier, Series B, 5.75%, 1/01/40	6,275	5,821,882
			Series A, 5.625%, 1/01/33	6,585	6,207,482
Nevada — 5.2%
Clark County, Nevada, Airport Revenue Bonds					22,752,587
(Jet Aviation Fuel Tax), AMT, Series C, 5.375%,			Washington — 2.6%
7/01/20 (c)	1,000	891,580	Chelan County, Washington, Public Utility District
Clark County, Nevada, Passenger Facility Charge			Number 001, Consolidated Revenue Bonds (Chelan
Revenue Bonds (Las Vegas McCarran International),			Hydro System), AMT, Series A, 5.45%, 7/01/37 (c)	2,310	1,800,206
AMT, Series A-1, 5%, 7/01/23 (c)(d)	1,750	1,444,712	Snohomish County, Washington, Public Utility
Clark County, Nevada, Water Reclamation District,			District Number 001, Electric Revenue Bonds,
Limited Tax, GO, 6%, 7/01/38 (p)	5,000	5,091,250	5.50%, 12/01/22 (d)	1,810	1,823,702
		7,427,542			3,623,908
New Jersey — 8.1%			Wisconsin — 0.3%
New Jersey EDA, Motor Vehicle Surcharge Revenue			Wisconsin State Health and Educational Facilities
Bonds, Series A, 5.25%, 7/01/33 (a)	6,700	6,277,498	Authority Revenue Bonds (Blood Center of
New Jersey State Turnpike Authority, Turnpike Revenue			Southeastern Wisconsin Project), 5.50%, 6/01/24	500	437,660
Bonds, Series C, 5%, 1/01/30 (d)	5,500	5,244,085	Puerto Rico — 1.1%
		11,521,583	Puerto Rico Public Buildings Authority, Government
New York — 11.1%			Facilities Revenue Refunding Bonds, Series D,
Nassau Health Care Corporation, New York, Health			5.25%, 7/01/36	1,870	1,546,677
System Revenue Bonds, 5.75%, 8/01/09 (d)(j)	7,130	7,461,117	Total Municipal Bonds — 149.9%		212,556,235

See Notes to Financial Statements.

SEMI-ANNUAL REPORT OCTOBER 31, 2008 13

Schedule of Investments (continued)			BlackRock MuniHoldings Insured Fund, Inc. (MUS)
			(Percentages shown are based on Net Assets)
Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (q)	(000)	Value	Short-Term Securities	Shares	Value

California — 9.0%			Merrill Lynch Institutional Tax-Exempt
Palomar Pomerado Health Care District, California, GO			Fund, 1.63% (g)(r)	4,037,217	$ 4,037,217
(Election of 2004), Series A, 5.125%, 8/01/37 (a) $	4,340	$ 4,046,703	Total Short-Term Securities
San Jose, California, GO (Libraries, Parks and			(Cost — $4,037,217) — 2.8%		4,037,217
Public Safety Projects), 5%, 9/01/30 (a)	1,259	1,177,340
Sequoia, California, Unified High School District, GO,			Total Investments (Cost — $295,128,781*) — 190.2%		269,738,629
Refunding, Series B, 5.50%, 7/01/35 (d)	3,149	3,118,691	Liabilities in Excess of Other Assets — (1.0)%		(1,406,061)
Tustin, California, Unified School District, Senior Lien			Liability for Trust Certificates, Including Interest
Special Tax Bonds (Community Facilities District			Expense and Fees Payable — (22.8)%		(32,277,421)
Number 97-1). Series A (d):			Preferred Shares, at Redemption Value — (66.4)%		(94,238,499)
5%, 9/01/32	2,180	1,948,353	Net Assets Applicable to Common Shares — 100.0%		$141,816,648
5%, 9/01/38	2,800	2,448,012
		12,739,099	* The cost and unrealized appreciation (depreciation) of investments as of
Colorado — 3.5%			October 31, 2008, as computed for federal income tax purposes, were
Colorado Health Facilities Authority Revenue Bonds			as follows:
(Catholic Health), Series C-3, 5.10%, 10/01/41 (d)	5,610	4,953,854	Aggregate cost		$ 262,189,801
Florida — 4.4%			Gross unrealized appreciation		$ 3,067,003
Lee County, Florida, HFA, S/F Mortgage Revenue			Gross unrealized depreciation		(27,587,447)
Bonds (Multi-County Program), AMT, Series A-2,
6%, 9/01/40 (k)(l)(m)	2,505	2,420,707	Net unrealized depreciation		$ (24,520,444)
Saint Petersburg, Florida, Public Utilities Revenue			(a) MBIA Insured.
Refunding Bonds, 5%, 10/01/35 (a)	4,302	3,857,457	(b) FHA Insured.
		6,278,164	(c) AMBAC Insured.
Georgia — 2.8%			(d) FSA Insured.
Augusta, Georgia, Water and Sewer Revenue Bonds,
5.25%, 10/01/34 (d)	4,000	3,922,080	(e) FGIC Insured.
Illinois — 6.6%			(f) Security may have a maturity of more than one year at the time of issuance, but
Chicago, Illinois, O’Hare International Airport, General			has variable rate and demand features that qualify it as a short-term security.
Airport Revenue Refunding Bonds, Third Lien, AMT,			Rate disclosed is as of report date. Maturity shown is the final maturity date.
Series A, 5%, 1/01/38 (d)	8,000	7,016,120	(g) Investments in companies considered to be an affiliate of the Fund, for purposes
Chicago, Illinois, Water Revenue Refunding Bonds,			of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Second Lien, 5.25%, 11/01/33 (d)	2,509	2,309,575		Net
		9,325,695	Affiliate	Activity	Income

Massachusetts — 7.5%			Merrill Lynch Institutional Tax-Exempt Fund	4,016,396	$ 69,649
Massachusetts Bay Transportation Authority, Sales
Tax Revenue Refunding Bonds, Senior Series A,			(h) Represents a zero-coupon bond. Rate shown reflects the effective yield at time
5%, 7/01/35	3,375	3,048,604	of purchase.
Massachusetts State School Building Authority,			(i) Radian Insured.
Dedicated Sales Tax Revenue Bonds,
Series A, 5%, 8/15/30 (d)	8,008	7,590,423	(j) U.S. government securities, held in escrow, are used to pay interest on this
			security, as well as to retire the bond in full at the date indicated, typically at
		10,639,027	a premium to par.
Virginia — 0.9%			(k) FHLMC Collateralized.
Virginia State, HDA, Commonwealth Mortgage Revenue
Bonds, Series H, Sub-Series H-1, 5.35%, 7/01/31 (a)	1,500	1,360,980	(l ) FNMA Collateralized.
Washington — 2.8%			(m) GNMA Collateralized.
Bellevue, Washington, GO, Refunding,			(n) Assured Guaranty Insured.
5.50%, 12/01/39 (a)	4,002	3,926,278	(o) XL Capital Insured.
Total Municipal Bonds Transferred to			(p) When issued security.
Tender Option Bond Trusts — 37.5%		53,145,177
			(q) Securities represent bonds transferred to a tender option bond trust in
Total Long Term Investments			exchange for which the Fund acquired residual interest certificates. These securi-
(Cost — $291,091,564) — 187.4%		265,701,412	ties serve as collateral in a financing transaction. See Note 1 of the Notes to
			Financial Statements for details of municipal bonds transferred to tender option
			bond trusts.
			(r) Represents the current yield as of report date.

See Notes to Financial Statements. 14 SEMI-ANNUAL REPORT OCTOBER 31, 2008

Schedule of Investments (concluded) BlackRock MuniHoldings Insured Fund, Inc. (MUS)

• Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a frame-
work for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical securities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of October 31, 2008 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Level 1	$ 4,037,217
Level 2	265,701,412
Level 3	—
Total	$269,738,629

See Notes to Financial Statements. SEMI-ANNUAL REPORT OCTOBER 31, 2008 15

Statements of Assets and Liabilities
		BlackRock
	BlackRock	MuniHoldings
	MuniHoldings	Insured
	Fund, Inc.	Fund, Inc.
October 31, 2008 (Unaudited)	(MHD)	(MUS)
Assets
Investments at value — unaffiliated[1]	$ 283,539,509	$ 265,701,412
Investments at value — affiliated[2]	1,813,829	4,037,217
Cash	43,088	80,443
Investments sold receivable	570,477	—
Interest receivable	5,655,464	4,326,876
Prepaid expenses	15,443	13,526
Other assets	3,287	—
Total assets	291,641,097	274,159,474

Accrued Liabilities
Investments purchased payable	—	5,072,500
Income dividends payable — Common Shares	987,824	624,981
Investment advisory fees payable	151,794	94,911
Interest expense and fees payable	165,356	208,149
Officer’s and Directors’ fee payable	13,914	6,688
Other affiliates payable	1,716	1,588
Other accrued expenses payable	24,664	26,238
Total accrued liabilities	1,345,268	6,035,055

Other Liabilities
Trust certificates[3]	26,272,956	32,069,272
Total Liabilities	27,618,224	38,104,327

Preferred Shares at Redemption Value
Preferred Shares, at $0.10 par value per share at $25,000 per share liquidation preference, plus unpaid dividends[4]	91,959,509	94,238,499
Net Assets Applicable to Common Shareholders	$ 172,063,364	$ 141,816,648

Net Assets Applicable to Common Shareholders Consist of
Common Shares, par value $0.10 per share	$ 1,391,301	$ 1,288,620
Paid-in capital in excess of par	205,793,237	181,957,307
Undistributed net investment income	1,230,173	583,111
Accumulated net realized gain (loss)	610,471	(16,622,238)
Net unrealized appreciation/depreciation	(36,961,818)	(25,390,152)

Net Assets Applicable to Common Shareholders	$ 172,063,364	$ 141,816,648
Net asset value per share of Common Share[5]	$ 12.37	$ 11.01
[1] Investments at cost — unaffiliated	$ 320,501,327	$ 291,091,564
[2] Investments at cost — affiliated	$ 1,813,829	$ 4,037,217
[3] Represents short-term floating certificates issued by tender option bond trusts.
[4] Preferred Shares issued and outstanding	3,677	3,768
[5] Common Shares outstanding	13,913,010	12,886,200

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT

OCTOBER 31, 2008

Statements of Operations
		BlackRock
	BlackRock	MuniHoldings
	MuniHoldings	Insured
	Fund, Inc.	Fund, Inc.
Six Months Ended October 31, 2008 (Unaudited)	(MHD)	(MUS)
Investment Income
Interest	$ 9,454,589	$ 6,808,130
Income — affiliated	9,625	69,649
Total income	9,464,214	6,877,779

Expenses
Investment advisory	949,249	848,100
Commissions for Preferred Shares	131,162	128,432
Professional	60,358	61,524
Accounting services	48,926	46,415
Transfer agent	22,796	17,320
Printing	17,080	15,566
Custodian	10,684	11,312
Officer and Directors	9,391	8,945
Registration	4,491	4,503
Miscellaneous	35,351	33,547
Total expenses excluding interest expense and fees	1,289,488	1,175,664
Interest expense and fees[1]	642,672	620,488
Total expenses	1,932,160	1,796,152
Less fees waived by advisor	(676)	(198,540)
Total expenses after waiver	1,931,484	1,597,612
Net investment income	7,532,730	5,280,167

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	613,354	(1,922,281)
Swaps	(137,764)	—
	475,590	(1,922,281)

Net change in unrealized appreciation/depreciation on investments	(39,463,276)	(27,284,237)
Total realized and unrealized loss	(38,987,686)	(29,206,518)

Dividends to Preferred Shareholders From
Net investment income	(1,984,032)	(2,017,579)
Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$ (33,438,988)	$ (25,943,930)
[1] Related to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2008

17

Statements of Changes in Net Assets
	BlackRock MuniHoldings		BlackRock MuniHoldings
	Fund, Inc. (MHD)		Insured Fund, Inc. (MUS)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2008	April 30,	October 31, 2008	April 30,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2008	(Unaudited)	2008
Operations
Net investment income	$ 7,532,730	$ 16,092,295	$ 5,280,167	$ 13,564,913
Net realized gain (loss)	475,590	618,266	(1,922,281)	(2,120,717)
Net change in unrealized appreciation/depreciation	(39,463,276)	(17,097,855)	(27,284,237)	(9,018,484)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(1,984,032)	(4,329,651)	(2,017,579)	(4,926,956)
Net realized gain	—	(478,218)	—	—
Net decrease in net assets applicable to Common Shareholders
resulting from operations	(33,438,988)	(5,195,163)	(25,943,930)	(2,501,244)

Dividends and Distributions to Common Shareholders From
Net investment income	(5,926,942)	(11,848,523)	(3,749,884)	(7,628,630)
Net realized gain	—	(1,156,764)	—	—
Decrease in net assets resulting from dividends and distributions to
Common Shareholders	(5,926,942)	(13,005,287)	(3,749,884)	(7,628,630)

Capital Share Transactions
Reinvestment of common dividends	—	253,398	—	—

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(39,365,930)	(17,947,052)	(29,693,814)	(10,129,874)
Beginning of period	211,429,294	229,376,346	171,510,462	181,640,336
End of period	$ 172,063,364	$ 211,429,294	$ 141,816,648	$ 171,510,462
End of period undistributed net investment income	$ 1,230,173	$ 1,608,417	$ 583,111	$ 1,070,407

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT

OCTOBER 31, 2008

Statements of Cash Flows
		BlackRock
	BlackRock	MuniHoldings
	MuniHoldings	Insured
	Fund, Inc.	Fund, Inc.
Six Months Ended October 31, 2008 (Unaudited)	(MHD)	(MUS)
Cash Provided by Operating Activities
Net decrease in net assets resulting from operations, excluding dividends to Preferred Shareholders	$ (31,454,956)	$ (23,926,351)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Increase in receivables	(136,678)	(245,242)
Increase in prepaid expenses and other assets	(3,287)	—
Increase (decrease) in other liabilities	(6,761)	106,170
Net realized and unrealized gain	38,849,922	29,206,518
Amortization of premium and discount on investments	312,208	1,089,130
Proceeds from sales of long-term securities	52,815,225	57,508,654
Purchases of long-term securities	(28,072,487)	(37,704,573)
Net purchases of short-term investments	(104,858)	(6,026,396)
Cash provided by operating activities	32,198,328	20,007,910

Cash Used for Financing Activities
Payments on redemption of Preferred Shares	(33,075,000)	(39,800,000)
Cash receipts from trust certificates	32,122,315	34,345,144
Cash payments from trust certificates	(23,379,359)	(8,765,872)
Cash dividends paid to Common Shareholders	(5,926,942)	(3,749,884)
Cash dividends paid to Preferred Shareholders	(1,991,296)	(2,031,858)
Cash used for financing activities	(32,250,282)	(20,002,470)

Cash
Net increase (decrease) in cash	(51,954)	5,440
Cash at beginning of period	95,042	75,003
Cash at end of period	$ 43,088	$ 80,443

Cash Flow Information
Cash paid for interest	$ 589,770	$ 434,641

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2008

19

Financial Highlights				BlackRock MuniHoldings Fund, Inc. (MHD)

	Six Months Ended
	October 31, 2008		Year Ended April 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 15.20	$ 16.51	$ 16.14	$ 16.31	$ 15.54	$ 15.07
Net investment income[1]	0.54	1.16	1.17	1.16	1.20	1.25
Net realized and unrealized gain (loss)	(2.80)	(1.20)	0.42	(0.00)[2]	0.84	0.40
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.14)	(0.31)	(0.32)	(0.23)	(0.12)	(0.07)
Net realized gain	—	(0.03)	—	—	—	—
Net increase (decrease) from investment operations	(2.40)	0.38	1.27	0.93	1.92	1.58
Dividends and distributions to Common Shareholders from:
Net investment income	(0.43)	(0.85)	(0.90)	(1.08)	(1.15)	(1.11)
Net realized gain	—	(0.08)	—	—	—	—
Total dividends and distributions	(0.43)	(0.93)	(0.90)	(1.08)	(1.15)	(1.11)
Capital charges with respect to issuance of Preferred Shares	—	—	—	(0.02)	—	—
Net asset value, end of period	$ 12.37	$ 15.20	$ 16.51	$ 16.14	$ 16.31	$ 15.54
Market price, end of period	$ 10.73	$ 14.77	$ 16.49	$ 16.20	$ 16.12	$ 14.43

Total Investment Return[3]
Based on net asset value	(15.97)%[4]	(2.08)%	8.06%	5.69%	12.95%	10.94%
Based on market price	(24.99)%[4]	(4.74)%	7.52%	7.34%	20.22%	7.58%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and excluding interest expense and fees[5,6]	1.21%[7]	1.20%	1.17%	1.15%	1.13%	1.14%
Total expenses after waiver[6]	1.82%[7]	1.56%	1.54%	1.30%	1.15%	1.23%
Total expenses[6]	1.82%[7]	1.56%	1.54%	1.30%	1.15%	1.24%
Net investment income[6]	7.09%[7]	7.27%	7.14%	7.15%	7.61%	7.98%
Dividends to Preferred Shareholders	1.87%[7]	1.96%	1.93%	1.45%	0.74%	0.45%
Net investment income to Common Shareholders	5.22%[7]	5.31%	5.20%	5.70%	6.87%	7.53%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 172,063	$ 211,429	$ 229,376	$ 223,658	$ 225,218	$ 214,473
Preferred Shares outstanding at liquidation preference,
end of period (000)	$ 91,925	$ 125,000	$ 125,000	$ 125,000	$ 110,000	$ 110,000
Portfolio turnover	5%	30%	20%	45%	34%	41%
Asset coverage per Preferred Share, end of period[8]	$ 71,804	$ 67,294	$ 70,889	$ 69,742	$ 76,186	$ 73,744

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01).

[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Do not reflect the effect of dividends to Preferred Shareholders.

[7]	Annualized.

[8]	Prior year amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT

OCTOBER 31, 2008

Financial Highlights (concluded)			BlackRock MuniHoldings Insured Fund, Inc. (MUS)
	Six Months Ended
	October 31, 2008		Year Ended April 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 13.31	$ 14.10	$ 13.80	$ 14.44	$ 14.12	$ 14.48
Net investment income[1]	0.41	1.05	0.93	0.97	1.01	1.04
Net realized and unrealized gain (loss)	(2.26)	(0.87)	0.36	(0.50)	0.38	(0.42)
Dividends to Preferred Shareholders from net investment income	(0.16)	(0.38)	(0.36)	(0.28)	(0.16)	(0.09)
Net increase (decrease) from investment operations	(2.01)	(0.20)	0.93	0.19	1.23	0.53
Dividends to Common Shareholders from net investment income	(0.29)	(0.59)	(0.63)	(0.83)	(0.91)	(0.89)
Net asset value, end of period	$ 11.01	$ 13.31	$ 14.10	$ 13.80	$ 14.44	$ 14.12
Market price, end of period	$ 9.12	$ 11.97	$ 13.13	$ 13.10	$ 13.70	$ 12.64

Total Investment Return[2]
Based on net asset value	(15.04)%[3]	(0.95)%	7.29%	1.46%	9.35%	4.07%
Based on market price	(21.75)%[3]	(4.34)%	5.25%	1.51%	15.90%	(0.07)%

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and excluding interest expense
and fees[4,5]	1.12%[6]	1.27%	1.23%	1.24%	1.24%	1.24%
Total expenses after waiver[5]	1.82%[6]	1.51%	1.56%	1.54%	1.60%	1.57%
Total expenses[5]	2.05%[6]	1.64%	1.67%	1.65%	1.70%	1.67%
Net investment income[5]	6.03%[6]	7.72%	6.62%	6.87%	7.09%	7.12%
Dividends to Preferred Shareholders	2.30%[6]	2.80%	2.59%	2.00%	1.09%	0.65%
Net investment income to Common Shareholders	3.73%[6]	4.92%	4.03%	4.87%	6.00%	6.47%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 141,817	$ 171,510	$ 181,640	$ 177,790	$ 185,821	$ 181,726
Preferred Shares outstanding at liquidation preference,
end of period (000)	$ 94,200	$ 134,000	$ 134,000	$ 134,000	$ 134,000	$ 134,000
Portfolio turnover	14%	57%	29%	59%	43%	41%
Asset coverage per Preferred Share, end of period[7]	$ 62,647	$ 57,008	$ 58,903	$ 58,181	$ 59,674	$ 58,906

[1]	Based on average shares outstanding.

[2]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

[7]	Prior year amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2008

21

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock MuniHoldings Fund, Inc. and BlackRock MuniHoldings Insured
Fund, Inc. (the “Funds” or individually as the “Fund”), are registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as non-diversified, closed-end management investment compa-
nies. BlackRock MuniHoldings Fund, Inc. is organized as a Delaware statutory trust. BlackRock MuniHoldings Insured Fund, Inc. is organized as a Maryland corporation. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Funds determine and make available for publication the net asset values of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: Municipal investments (including commit-
ments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Fund’s Board of Directors (the
“Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Swap agreements are valued utilizing quotes received by the Funds’ pricing service or through brokers. Short-term securities are valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that the
Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Funds may engage in various port-
folio investment strategies both to increase the return of the Funds and to hedge, or protect, their exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the underly-
ing security or if the counterparty does not perform under the contract.

• Forward interest rate swaps — The Funds may enter into forward interest rate swaps for investment purposes. In a forward interest rate swap, the Funds and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. Forward interest rate swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the for-
ward interest rate swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Forward interest rate swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavor-
able changes in interest rates and/or market values associated with these transactions. The Funds generally intend to close each forward interest rate swap before the effective date specified in the agree-
ment and therefore avoid entering into the interest rate swap under-
lying each forward interest rate swap.

Forward Commitments and When-Issued Delayed Delivery Securities:
The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securi-
ties under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement then the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchas-
ing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds
leverage their assets through the use of tender option bond trusts
(“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal securities. Other funds managed by the investment advisor may also contribute municipal securities to a TOB into which the Funds have contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB
Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by the Funds include the right of the Funds (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal

22 SEMI-ANNUAL REPORT

OCTOBER 31, 2008

Notes to Financial Statements (continued)

securities from the TOB to the Funds. The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Funds, which typically invests the cash in addi-
tional municipal securities. The Funds’ transfer of the municipal securi-
ties to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented in each Fund’s
Schedule of Investments and the proceeds from the transaction are reported as a liability for trust certificates.

Interest income from the underlying securities is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrow-
ing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. As of October 31, 2008, the aggregate value of the underlying municipal securities transferred to
TOBs, the related liability for trust certificates and the range of interest rates were as follows:

Underlying
Municipal
	Securities	Liability for	Range of
	Transferred	Trust	Interest
	to TOBs	Certificates	Rates

BlackRock MuniHoldings			2.343%—
Fund, Inc	$46,465,548	$ 26,272,956	3.648%

BlackRock MuniHoldings			2.363%—
Insured Fund, Inc	$53,145,177	$ 32,069,272	3.005%

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds when short-term interest rates rise, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Funds’ investments in TOBs likely will adversely affect the Funds’
investment income and dividends to common shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Funds’ net asset values per share.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experi-
ence greater volatility in market value than similar maturity debt obliga-
tions which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Funds segregate assets in connection with certain investments (e.g., swaps) or certain borrowings, each Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the
Fund may also be required to deliver or deposit securities as collateral for certain investments (e.g., swaps).

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are deter-
mined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method.
The Funds amortize all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 4.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for the years ended April 30, 2005 through April 30, 2007. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB
Interpretation No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133
and FASB Interpretation No. 45; and Clarification of the Effective Date
of FASB Statement No. 161” was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends
FASB Statement No. 133, “Accounting for Derivative Instruments and
Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The
FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.
The impact on the Funds’ financial statement disclosures, if any, is cur-
rently being assessed.

SEMI-ANNUAL REPORT

OCTOBER 31, 2008

23

Notes to Financial Statements (continued)

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by each Fund’s Board, non-interested Directors (“Independent Directors”)
defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts have been invested in common shares of other certain
BlackRock Closed-End Funds selected by the Independent Directors.
This has approximately the same economic effect for the Independent
Directors as if the Independent Directors had invested the deferred amounts directly in the other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each
Fund. Each Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent
Directors in order to match its deferred compensation obligations.

Other: Expenses directly related to each Fund are charged to each
Fund. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appro-
priate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

Each Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly-owned sub-
sidiary of BlackRock, Inc., to provide investment advisory and adminis-
tration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC
Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such serv-
ices, each Fund pays the Advisor a monthly fee at an annual rate of
0.55% of each Fund’s average daily net assets. Average daily net assets is the average daily value of each Fund’s total assets minus the sum of its accrued liabilities.

The Advisor has agreed to waive its advisory fees by the amount of invest-
ment advisory fees each Fund pays to the Advisor indirectly through its investment in affiliated money market funds. These amounts are in-
cluded in fees waived by advisor on the Statements of Operations. For the six months ended October 31, 2008, the amounts were as follows:

BlackRock MuniHoldings Fund, Inc	$ 676
BlackRock MuniHoldings Insured Fund, Inc	$ 6,541

The Advisor for MuniHoldings Insured Fund, Inc. has agreed to waive its investment advisory fee on the proceeds of Preferred Shares that exceed
35% of the Fund’s average daily net assets. The waiver can be discontin-
ued at any time. For the six months ended October 31, 2008, the waiver was $191,999, which is included in fees waived by advisor in the
Statements of Operations.

The Advisor has entered into separate sub-advisory agreements with
BlackRock Investment Management, LLC (“BIM”) an affiliate of the
Advisor, with respect to each Fund, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Fund to the Advisor.

For the six months ended October 31, 2008, the Funds reimbursed the
Advisor for certain accounting services, which are included in accounting services on the Statements of Operations. The reimbursements were as follows:

BlackRock MuniHoldings Fund, Inc	$ 2,552
BlackRock MuniHoldings Insured Fund, Inc	$ 2,372

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates. The Funds reimburse the
Advisor for compensation paid to the Funds’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2008 were as follows:

	Total	Total
	Purchases	Sales

BlackRock MuniHoldings Fund, Inc	$16,825,709	$28,153,605
BlackRock MuniHoldings Insured
Fund, Inc	$39,626,046	$57,508,654

4. Capital Share Transactions:

Common Shares

Each Fund is authorized to issue 200,000,000 shares, including
Preferred Shares, all of which were initially classified as Common Shares.
Each Board is authorized, however, to reclassify any unissued Common
Shares without approval of the holders of Common Shares.

Common Shares issued and outstanding during the six months ended
October 31, 2008 remained constant for the Funds. Common Shares issued and outstanding during the year ended April 30, 2008 increased by 16,210 as a result of dividend reinvestment for BlackRock
MuniHoldings Fund, Inc. and remained constant for MuniHoldings
Insured Fund, Inc.

24 SEMI-ANNUAL REPORT

OCTOBER 31, 2008

Notes to Financial Statements (continued)

Preferred Shares

The Preferred Shares are redeemable at the option of each Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The
Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composi-
tion of the assets and liabilities of a Fund, as set forth in each Fund’s
Articles Supplementary, are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class.
However, holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for each Fund. In addition, the 1940
Act requires that along with approval by shareholders that might other-
wise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s subclassification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an invest-
ment company.

The Funds had the following series of Preferred Shares outstanding and effective yields at October 31, 2008:

	Series	Shares	Yields

BlackRock MuniHoldings Fund, Inc	A	1,618	3.087%
	B	1,618	2.999%
	C	441	4.105%

BlackRock MuniHoldings Insured Fund, Inc	A	1,884	2.999%
	B	1,884	3.474%

Dividends on seven-day Preferred Shares are cumulative at a rate which is reset every seven days based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, each
Fund is required to pay the maximum applicable rate on the Preferred
Shares to holders of such shares for each successive dividend period until such time as the shares are successfully auctioned. The maximum applicable rate on the Preferred Shares for all of the series except
BlackRock MuniHoldings Fund, Inc. Series C is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-
day High Grade Index rate divided by 1.00 minus the marginal tax rate.
The maximum applicable rate on the Preferred Shares of BlackRock
MuniHoldings Fund, Inc. Series C is the higher of 110% plus or times the Telerate/BBA LIBOR or 90% of the Kenny S&P 30-day High Grade
Index rate divided by 1.00 minus the marginal tax rate. The low, high and average dividend rates on the Preferred Shares for each Fund for the six months ended October 31, 2008 were as follows:

	Series	Low	High	Average

BlackRock MuniHoldings	A	2.535%	11.347%	3.801%
Fund, Inc.	B	2.458%	12.261%	4.356%
	C	3.404%	10.377%	4.611%

BlackRock MuniHoldings	A	2.458%	12.261%	3.818%
Insured Fund, Inc.	B	2.483%	10.205%	3.835%

Since February 13, 2008 the Preferred Shares of each Fund failed to clear any auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 2.458% to
12.261% . A failed auction is not an event of default for the Funds but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a fund’s auction rate preferred shares than buyers. It is impossible to predict how long this imbalance will last. A successful auction for each Fund’s Preferred
Shares may not occur for some time, if ever, and even if liquidity does resume, holders of Preferred Shares may not have the ability to sell the
Preferred Shares at its liquidation preference.

The Funds may not declare dividends or make other distributions on
Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

Each Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%, calculated on the aggregate principal amount. For the six months ended October 31, 2008, Merrill
Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, earned commissions as follows:

Commissions

BlackRock MuniHoldings Fund, Inc	$ 12,076
BlackRock MuniHoldings Insured Fund, Inc	$142,332

On June 4, 2008, the Funds announced the following redemptions of
Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

		Redemption	Shares	Aggregate
	Series	Date	Redeemed	Principal

BlackRock MuniHoldings	A	6/25/08	582	$14,550,000
Fund, Inc.	B	6/27/08	582	$14,550,000
	C	6/24/08	159	$ 3,975,000

BlackRock MuniHoldings	A	6/27/08	796	$19,900,000
Insured Fund, Inc.	B	6/24/08	796	$19,900,000

The Fund financed the Preferred Share redemptions with cash received from TOB transactions.

SEMI-ANNUAL REPORT

OCTOBER 31, 2008

25

Notes to Financial Statements (concluded)

Shares issued and outstanding for the year ended April 30, 2008 remained constant.

5. Capital Loss Carryforward:

As of April 30, 2008, BlackRock MuniHoldings Insured Fund, Inc. had a
capital loss carryforward available to offset future realized capital gains through the indicated year of expiration:

Expires April 30,
2009	$ 9,583,913
2016	623,720
Total	$10,207,633

6. Concentration Risk:

Each Fund’s investments are concentrated in certain states, which may be affected by adverse financial, social, environmental, economic, regulatory and political factors.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such issuance, and there is no guarantee that the insurer will meet its obligation.

7. Restatement Information:

Subsequent to the initial issuance of their April 30, 2006 financial state-
ments, the Funds determined that the criteria for sale accounting in FAS
140 had not been met for certain transfers of municipal bonds related to investments in TOB Residuals, and that these transfers should have been accounted for as secured borrowings rather than as sales. As a result, certain financial highlights for each of the two years in the period ended April 30, 2005 have been restated to give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense.

MuniHoldings Fund, Inc.
Financial Highlights
For the Years Ended April 30, 2005 and 2004
	2005		2004
	Previously		Previously
	Reported	Restated	Reported	Restated

Total expenses,
net of reimbursement*	1.13%	1.15%	1.14%	1.23%
Total expenses*	1.13%	1.15%	1.15%	1.24%
Portfolio turnover	36.23%	34%	42.89%	41%

* Do not reflect the effect of dividends to Preferred Shareholders.

MuniHoldings Insured Fund, Inc.
Financial Highlights
For the Years Ended April 30, 2005 and 2004
	2005		2004
	Previously		Previously
	Reported	Restated	Reported	Restated
Total expenses,
net of reimbursement**	1.24%	1.60%	1.24%	1.57%
Total expenses**	1.35%	1.70%	1.34%	1.67%
Portfolio turnover	51.81%	43%	39.94%	41%

** Do not reflect the effect of dividends to Preferred Shareholders.

8. Subsequent Events:

Each Fund paid a net investment income dividend to holders of
Common Shares in the amounts of $0.071 per share and $.0485 per share relating to BlackRock MuniHoldings Fund, Inc. and BlackRock
MuniHoldings Insured Fund, Inc., respectively, on December 1, 2008 to shareholders of record on November 14, 2008.

The dividends declared on Preferred Shares for the period November 1,
2008 to November 30, 2008 for each of the Funds were as follows:

		Dividends
	Series	Declared
BlackRock MuniHoldings Fund, Inc	A	$55,659
	B	$50,207
	C	$23,602
BlackRock MuniHoldings Insured Fund, Inc	A	$58,460
	B	$68,314

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of
BlackRock, Inc. The purchase has been approved by the shareholders and directors of both companies and certain regulators. Subject to other regulatory approvals, the transaction is expected to close on or about
December 31, 2008.

In December 2008, commissions paid to broker-dealers on preferred shares that experience a failed auction were reduced to 0.15% on the aggregate principal amount. The Funds will continue to pay commissions of 0.25% on the aggregate principal amount of all shares that success-
fully clear their auctions.

26 SEMI-ANNUAL REPORT

OCTOBER 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Directors (collectively, the “Board,” the members of which are referred to as “Directors”) of the BlackRock MuniHoldings Fund, Inc.
(“MHD”) and BlackRock MuniHoldings Insured Fund, Inc. (“MUS,” and
together with MHD, the “Funds”) met in April and May 2008 to consider approving the continuation of each Fund’s investment advisory agree-
ment (each, an “Advisory Agreement”) with BlackRock Advisors, LLC
(the “Advisor”), each Fund’s investment advisor. The Board also con-
sidered the approval of each Fund’s subadvisory agreement (each, a
“Subadvisory Agreement” and, together with the “Advisory Agreement,”
the “Agreements”) between the Advisor and BlackRock Investment
Management, LLC (the “Subadvisor”). The Advisor and the Subadvisor
are collectively referred to herein as the “Advisors” and, together with
BlackRock, Inc., “BlackRock.”

Activities and Composition of the Board

The Board of each Fund consists of thirteen individuals, eleven of whom are not “interested persons” of the Funds as defined in the Investment
Company Act of 1940 (the “1940 Act”) (the “Independent Directors”).
The Directors are responsible for the oversight of the operations of the
Funds and perform the various duties imposed on the directors of invest-
ment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Director. The
Board has established four standing committees: an Audit Committee, a
Governance and Nominating Committee, a Compliance Committee and
a Performance Oversight Committee.

Advisory Agreement and Subadvisory Agreement

Upon the consummation of the combination of BlackRock, Inc.’s invest-
ment management business with Merrill Lynch & Co., Inc.’s investment management business, including Merrill Lynch Investment Managers, L. ., and certain affiliates, each Fund entered into an Advisory Agreement and a Subadvisory Agreement, each with an initial two-year term. Consistent with the 1940 Act, after the Advisory Agreement’s and Subadvisory
Agreement’s respective initial two-year term, the Board is required to consider the continuation of each Fund’s Advisory Agreement and
Subadvisory Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by the personnel of
BlackRock and its affiliates, including investment advisory services, administrative services, secondary market support services, oversight of fund accounting and custody, and assistance in meeting legal and regulatory requirements. The Board also received and assessed informa-
tion regarding the services provided to each Fund by certain unaffiliated service providers.

Throughout the year, the Board also considered a range of information in connection with its oversight of the services provided by BlackRock and its affiliates. Among the matters the Board considered were: (a) invest-
ment performance for one-, three- and five-year periods, as applicable, against peer funds, as well as senior management and portfolio man-

agers’ analysis of the reasons for underperformance, if applicable;
(b) fees, including advisory, administration and other fees paid to
BlackRock and its affiliates by each Fund, as applicable; (c) Fund oper-
ating expenses paid to third parties; (d) the resources devoted to and compliance reports relating to each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls;
(h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) execution quality; (j) valuation and liquidity procedures;
and (k) reviews of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Advisory
Agreement and Subadvisory Agreement

To assist the Board in its evaluation of the Agreements, the Directors received information from BlackRock in advance of the April 22, 2008 meeting which detailed, among other things, the organization, business lines and capabilities of the Advisors, including: (a) the responsibilities of various departments and key personnel and biographical information relating to key personnel; (b) financial statements for BlackRock; (c) the advisory and/or administrative fees paid by each Fund to the Advisors, including comparisons, compiled by Lipper Inc. (“Lipper”), an independ-
ent third party, with the management fees, which include advisory and administration fees, of funds with similar investment objectives (“Peers”);
(d) the profitability of BlackRock and certain industry profitability analy-
ses for advisors to registered investment companies; (e) the expenses of BlackRock in providing various services; (f) non-investment advisory reimbursements, if applicable, and “fallout” benefits to BlackRock;
(g) economies of scale, if any, generated through the Advisors’ manage-
ment of all of the BlackRock closed-end funds (the “Fund Complex”);
(h) the expenses of each Fund, including comparisons of each such
Fund’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; (i) an internal comparison of management fees classified by Lipper, if applicable; and (j) each Fund’s performance for the past one-, three- and five-year periods, as applicable, as well as each Fund’s performance compared to its Peers.

The Board also considered other matters it deemed important to the approval process, where applicable, such as payments made to
BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds.

In addition to the foregoing materials, independent legal counsel to the
Independent Directors provided a legal memorandum outlining, among other things, the duties of the Board under the 1940 Act, as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an advisor’s

SEMI-ANNUAL REPORT

OCTOBER 31, 2008

27

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and the factors to be considered by boards in voting on advisory agreements.

The Independent Directors reviewed this information and discussed it with independent legal counsel prior to the meeting on April 22, 2008.
At the Board meeting on April 22, 2008, BlackRock made a presenta-
tion to and responded to questions from the Board. Following the meet-
ing on April 22, 2008, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written materials provided to the Directors prior to the meetings on May 29 and 30, 2008. At the Board meetings on
May 29 and 30, 2008, BlackRock responded to further questions from the Board. In connection with BlackRock’s presentations, the Board con-
sidered each Agreement and, in consultation with independent legal counsel, reviewed the factors set out in judicial decisions and Securities and Exchange Commission (“SEC”) statements relating to the renewal of the Agreements.

Matters Considered by the Board

In connection with its deliberations with respect to the Agreements, the Board considered all factors it believed relevant with respect to each Fund, including the following: the nature, extent and quality of the services provided by the Advisors; the investment performance of each
Fund; the costs of the services to be provided and profits to be realized by the Advisors and their affiliates from their relationship with the
Funds; the extent to which economies of scale would be realized as the
Fund Complex grows; and whether BlackRock realizes other benefits from its relationship with the Funds.

A. Nature, Extent and Quality of the Services: In evaluating the nature, extent and quality of the Advisors’ services, the Board reviewed informa-
tion concerning the types of services that the Advisors provide and are expected to provide to each Fund, narrative and statistical information concerning each Fund’s performance record and how such performance compares to each Fund’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsi-
bilities of key personnel and available resources. The Board noted the willingness of the personnel of BlackRock to engage in open, candid dis-
cussions with the Board. The Board further considered the quality of the
Advisors’ investment process in making portfolio management decisions.

In addition to advisory services, the Directors considered the quality of the administrative and non-investment advisory services provided to the
Funds. The Advisors and their affiliates provided each Fund with such administrative and other services, as applicable (in addition to any such services provided by others for the Funds), and officers and other per-
sonnel as are necessary for the operations of the respective Fund. In addition to investment management services, the Advisors and their affil-
iates provided each Fund with services such as: preparing shareholder reports and communications, including annual and semi-annual finan-
cial statements and the Funds’ websites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges;
overseeing and coordinating the activities of other service providers;
administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support
(such as helping to prepare proxy statements and responding to regula-
tory inquiries); and performing other Fund administrative tasks neces-
sary for the operation of the respective Fund (such as tax reporting and fulfilling regulatory filing requirements). The Board considered the
Advisors’ policies and procedures for assuring compliance with applica-
ble laws and regulations.

B. The Investment Performance of the Funds and BlackRock: As previ-
ously noted, the Board received performance information regarding each
Fund and its Peers. Among other things, the Board received materials reflecting each Fund’s historic performance and each Fund’s one-, three-
and five-year total returns (as applicable) relative to its Peers (including the Peers’ median performance). The Board was provided with a descrip-
tion of the methodology used by Lipper to select each Fund’s Peers.
The Board noted that it regularly reviews the performance of each Fund throughout the year. The Board reviewed a narrative and statistical analy-
sis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper rankings.

The Board noted that in general MHD performed better than its Peers in that MHD’s performance was at or above the median of its Peers in at least two of the one-, three- and five-year periods reported.

The Board noted that MUS performed below the median of its Peers in at least two of the one-, three- and five-year periods reported. The Board then discussed with representatives of BlackRock the reasons for MUS’
underperformance during these periods compared with its Peers. The
Board noted that MUS’ underperformance was due to its defensive dura-
tion. In addition, the Board noted that MUS was over-weighted in pre-
refunded securities in the five-year part of the yield curve and that the high acquisition yield of these securities made them difficult to replace during this time period.

For MUS, the Board concluded that BlackRock was committed to provid-
ing the resources necessary to assist the portfolio managers and to con-
tinue improving the Fund’s performance. Based on its review, the Board generally was satisfied with BlackRock’s efforts to manage the Fund.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Funds: In evaluating the management fees and expenses that each Fund is expected to bear, the Board considered each Fund’s current management fee structure and each Fund’s expense ratios in absolute terms as well as relative to the fees and expense ratios of its applicable Peers. The Board, among other things, reviewed

28 SEMI-ANNUAL REPORT

OCTOBER 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

comparisons of each Fund’s gross management fees before and after any applicable reimbursements and fee waivers and total expense ratios before and after any applicable waivers with those of applicable Peers.
The Board also reviewed a narrative analysis of the Peer rankings pre-
pared by Lipper and summarized by BlackRock at the request of the
Board. This summary placed the Peer rankings into context by analyzing various factors that affect these comparisons.

The Board noted that each Fund paid contractual management fees lower than or equal to the median contractual fees paid by each Fund’s respective Peers. This comparison was made without giving effect to any expense reimbursements or fee waivers.

The Board also compared the management fees charged and services provided by the Advisors to closed-end funds in general versus other types of clients (such as open-end investment companies and separ-
ately managed institutional accounts) in similar investment categories.
The Board noted certain differences in services provided and costs incurred by the Advisor with respect to closed-end funds compared to these other types of clients and the reasons for such differences.

In connection with the Board’s consideration of the fees and expense information, the Board reviewed the considerable investment manage-
ment experience of the Advisors and considered the high level of invest-
ment management, administrative and other services provided by the Advisors.

D. Profitability of BlackRock: The Board also considered BlackRock’s profitability in conjunction with its review of fees. The Board reviewed
BlackRock’s profitability with respect to the Fund Complex and other fund complexes managed by the Advisors. In reviewing profitability, the Board recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Board also reviewed
BlackRock’s assumptions and methodology of allocating expenses, noting the inherent limitations in allocating costs among various advisory prod-
ucts. The Board also recognized that individual fund or product line prof-
itability of other advisors is generally not publicly available.

The Board recognized that profitability may be affected by numerous fac-
tors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Board considered BlackRock’s operating margin compared to the operating margin estimated by BlackRock for a leading investment management firm whose operations consist primarily of advising closed-end funds.
The comparison indicated that BlackRock’s operating margin was approximately the same as the operating margin of such firm.

In evaluating the reasonableness of the Advisors’ compensation, the
Board also considered any other revenues paid to the Advisors, including partial reimbursements paid to the Advisors for certain non-investment advisory services, if applicable. The Board noted that these payments were less than the Advisors’ costs for providing these services. The Board also considered indirect benefits (such as soft dollar arrangements) that the Advisors and their affiliates are expected to receive, which are attrib-
utable to their management of the Fund.

E. Economies of Scale: In reviewing each Fund’s fees and expenses, the Board examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Fund’s fee structure, for example through the use of breakpoints for the Fund or the
Fund Complex. In this regard, the Board reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints because closed-end funds generally do not expe-
rience substantial growth after their initial public offering and each fund is managed independently consistent with its own investment objectives.
The Board noted that only three closed-end funds in the Fund Complex have breakpoints in their fee structures. Information provided by Lipper also revealed that only one closed-end fund complex used a complex-
level breakpoint structure. The Board found, based on its review of com-
parable funds, that each Fund’s management fee is appropriate in light of the scale of the respective Fund.

F. Other Factors: In evaluating fees, the Board also considered indirect benefits or profits the Advisors or their affiliates may receive as a result of their relationships with the Funds (“fall-out benefits”). The Directors, including the Independent Directors, considered the intangible benefits that accrue to the Advisors and their affiliates by virtue of their relation-
ships with the Funds, including potential benefits accruing to the
Advisors and their affiliates as a result of participating in offerings of the Funds’ shares, potentially stronger relationships with members of the broker-dealer community, increased name recognition of the Advisors and their affiliates, enhanced sales of other investment funds and prod-
ucts sponsored by the Advisors and their affiliates and increased assets under management which may increase the benefits realized by the
Advisors from soft dollar arrangements with broker-dealers. The Board also considered the unquantifiable nature of these potential benefits.

Conclusion with Respect to the Agreements

In reviewing and approving the continuation of the Agreements, the
Directors did not identify any single factor discussed above as all-impor-
tant or controlling, but considered all factors together, and different
Directors may have attributed different weights to the various factors considered. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The
Directors, including the Independent Directors, unanimously determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective
Fund, was acceptable for each Fund and supported the Directors’ con-
clusion that the terms of each Agreement were fair and reasonable, that each Fund’s fees are reasonable in light of the services provided to the respective Fund and that each Agreement should be approved.

SEMI-ANNUAL REPORT

OCTOBER 31, 2008

29

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen . Robards, Vice Chair of the Board, Chair of the
Audit Committee and Director
G. Nicholas Beckwith, III, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Robert S. Salomon, Jr., Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
Common Shares and
Preferred Shares
BNY Mellon Shareowner Services
Jersey City, NJ 07310

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
New York, NY 10036

Additional Information

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month.

As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the
Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website into this report.

30 SEMI-ANNUAL REPORT

OCTOBER 31, 2008

Additional Information (concluded)

Proxy Results

The Annual Meeting of Shareholders was held on September 12, 2008 for shareholders of record on July 14, 2008, to elect director nominees of each Fund:

Approved the Directors as follows:
	G. Nicholas Beckwith, III		Kent Dixon		R. Glenn Hubbard
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
BlackRock MuniHoldings Fund, Inc.	12,258,233	714,787	12,263,944	709,076	12,259,033	713,987
BlackRock MuniHoldings Insured Fund, Inc.	10,709,737	1,331,753	10,701,764	1,339,726	10,711,078	1,330,412

	W. Carl Kester		Robert S. Salomon, Jr.		Richard S. Davis
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld

BlackRock MuniHoldings Fund, Inc.	2,134[1]	959[1]	12,258,506	714,514	12,258,996	714,024
BlackRock MuniHoldings Insured Fund, Inc.	3,319[1]	73[1]	10,711,777	1,329,713	10,710,623	1,330,867

	Frank J. Fabozzi		James T. Flynn		Karen	P. Robards
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
BlackRock MuniHoldings Fund, Inc.	2,134[1]	959[1]	12,260,650	712,370	12,266,482	706,538
BlackRock MuniHoldings Insured Fund, Inc.	3,319[1]	73[1]	10,703,010	1,338,480	10,711,561	1,329,929

	Richard E. Cavanaugh		Kathleen F. Feldstein		Henry Gabbay
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
BlackRock MuniHoldings Fund, Inc.	12,259,900	713,120	12,264,488	708,532	12,258,317	714,703
BlackRock MuniHoldings Insured Fund, Inc.	10,718,811	1,322,679	10,701,910	1,339,580	10,710,623	1,330,867

	Jerrold B. Harris
		Votes
	Votes For	Withheld
BlackRock MuniHoldings Fund, Inc.	12,260,650	712,370
BlackRock MuniHoldings Insured Fund, Inc.	10,713,322	1,328,168

[1] Voted on by holders of Preferred Shares only.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the

SEC’s Public Reference Room in Washington, DC. Information on the
operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’
websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’
electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

SEMI-ANNUAL REPORT

OCTOBER 31, 2008

31

This report is transmitted to shareholders only. It is not a prospectus.
Past performance results shown in this report should not be consid-
ered a representation of future performance. The Funds have
leveraged their Common Shares, which creates risks for Common
Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term dividend rates of the Preferred
Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders.
Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-
free 1-800-441-7762; (2) at www.blackrock.com; and (3)
on the Securities and Exchange Commission’s website at
http://www.sec.gov. Information about how the Funds voted
proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the Securities and Exchange
Commission’s website at http://www.sec.gov.

BlackRock MuniHoldings Fund, Inc.
BlackRock MuniHoldings Insured Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#MH1INS-10/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-
annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s
Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniHoldings Fund, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: December 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund, Inc.

Date: December 19, 2008